Offerings	Jun. 29, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Series A Common Stock
Amount Registered | shares	86,441,489
Proposed Maximum Offering Price per Unit	11.25
Maximum Aggregate Offering Price	$ 972,466,751.25
Fee Rate	0.01381%
Amount of Registration Fee	$ 134,297.66
Offering Note	Pursuant to Rule 416(a) promulgated under the Securities Act, there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from share splits, share dividends or similar transactions. Consisting of (i) 32,812,316 shares of Factorial Energy Inc. ("Factorial") Series A Common Stock that were issued to certain Selling Stockholders in the Business Combination, (ii) 15,512,744 shares of Factorial Series A Common Stock issuable upon conversion of 15,512,744 shares of Series B Common Stock, par value $0.00001 per share of Factorial Energy Inc., issued to the Founders, (iii) 5,810,000 shares of Series A Common Stock issued to the Sponsor and certain initial shareholders of CGC, (iv) 7,519,404 shares of Series A Common Stock in the aggregate issued in connection with the PIPE Investments to PIPE Investors and shares purchased by Pangaea Three-B, LP, an affiliate of Sponsor, to satisfy in part its purchase obligations under its Investor Stock Purchase Agreement, (v) 13,293,953 shares of Series A Common Stock issuable upon exercise of options to purchase Series A Common Stock held by certain Selling Securityholders, (vi) 4,402,090 shares of Series A Common Stock issuable upon vesting and settlement of restricted stock unit awards held by certain Selling Securityholders, (vii) 62,118 shares of Series A Common Stock issued to Cantor Fitzgerald & Co. ("CF&CO") pursuant to a financial advisor engagement letter with respect to services provided by CF&CO to Factorial in connection with the Business Combination and (h) 6,800,000 shares of Series A Common Stock that may be issued upon the exercise of the Private Warrants. Capitalized terms used but not defined herein shall have the meanings ascribed to them in the Registration Statement on Form S-1. Pursuant to Rules 457(c) promulgated under the Securities Act and solely for the purpose of calculating the registration fee, the proposed maximum offering price per unit is $11.25 (the average of the high and low prices of the Series A Common Stock as reported on the Nasdaq Capital Market on June 25, 2026).
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Series A Common stock issuable upon exercise of warrants
Amount Registered | shares	13,800,000
Proposed Maximum Offering Price per Unit	11.25
Maximum Aggregate Offering Price	$ 155,250,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 21,440.02
Offering Note	Pursuant to Rule 416(a) promulgated under the Securities Act, there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from share splits, share dividends or similar transactions. Pursuant to Rules 457(c) promulgated under the Securities Act and solely for the purpose of calculating the registration fee, the proposed maximum offering price per unit is $11.25 (the average of the high and low prices of the Series A Common Stock as reported on the Nasdaq Capital Market on June 25, 2026). Consisting of 13,800,000 shares of Series A Common Stock issuable upon exercise of the Public Warrants. Capitalized terms used but not defined herein shall have the meanings ascribed to them in the Registration Statement on Form S-1.